Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Weighted average common shares outstanding - diluted	24,556,343	6,708,450	14,204,078	6,896,769
Net loss per common share - diluted	$ (0.37)	$ (0.77)	$ (1.75)	$ (3.17)